Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	THE DFA INVESTMENT TRUST COMPANY
Entity Central Index Key	0000896162
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
The Emerging Markets Series
Shareholder Report [Line Items]
Fund Name	The Emerging Markets Series
Class Name	The Emerging Markets Series
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Emerging Markets Series (the “Series”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Emerging Markets Series	$8	0.14%[1]
[1]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.14%	[1]
Net Assets	$ 8,033,082,739
Holdings Count | $ / shares	2,154
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of April 30, 2026)

Net Assets	$8,033,082,739
Number of Holdings	2,154
Portfolio Turnover Rate	6%

Holdings [Text Block]
WHAT DID THE Series INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Taiwan Semiconductor Manufacturing Co. Ltd.	12.4%
Samsung Electronics Co. Ltd.	5.9%
SK Hynix, Inc.	3.9%
Tencent Holdings Ltd.	2.1%
Delta Electronics, Inc.	0.8%
Alibaba Group Holding Ltd. (9988 HK)	0.8%
Alibaba Group Holding Ltd. (BABA US)	0.8%
Petroleo Brasileiro SA - Petrobras	0.8%
MediaTek, Inc.	0.8%
China Construction Bank Corp. H	0.7%

Top Countries (% of Total Investments) †
Taiwan	26.7%
China	20.7%
South Korea	19.0%
India	12.9%
Brazil	4.1%
South Africa	3.0%
Saudi Arabia	2.5%
Mexico	1.7%
Malaysia	1.3%
United Arab Emirates	1.3%
[2]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The U.S. Large Cap Value Series
Shareholder Report [Line Items]
Fund Name	The U.S. Large Cap Value Series
Class Name	The U.S. Large Cap Value Series
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The U.S. Large Cap Value Series (the “Series”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Large Cap Value Series	$6	0.11%[1]
[3]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[3]
Net Assets	$ 29,427,247,507
Holdings Count | $ / shares	316
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of April 30, 2026)

Net Assets	$29,427,247,507
Number of Holdings	316
Portfolio Turnover Rate	6%

Holdings [Text Block]
WHAT DID THE Series INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
JPMorgan Chase & Co.	4.5%
Amazon.com, Inc.	3.5%
Exxon Mobil Corp.	3.3%
Micron Technology, Inc.	2.6%
Johnson & Johnson	2.5%
Cisco Systems, Inc.	2.5%
Chevron Corp.	2.1%
Berkshire Hathaway, Inc. B	1.8%
Goldman Sachs Group, Inc.	1.3%
UnitedHealth Group, Inc.	1.2%

Sector Allocation (% of Total Investments) †
Financials	22.2%
Industrials	14.3%
Energy	14.0%
Health Care	13.4%
Information Technology	12.9%
Consumer Discretionary	7.3%
Materials	6.6%
Communication Services	4.8%
Consumer Staples	4.1%
Real Estate	0.4%
[4]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The DFA International Value Series
Shareholder Report [Line Items]
Fund Name	The DFA International Value Series
Class Name	The DFA International Value Series
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The DFA International Value Series (the “Series”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The DFA International Value Series	$11	0.21%[1]
[5]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[5]
Net Assets	$ 18,416,231,762
Holdings Count | $ / shares	526
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of April 30, 2026)

Net Assets	$18,416,231,762
Number of Holdings	526
Portfolio Turnover Rate	3%

Holdings [Text Block]
WHAT DID THE Series INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Shell PLC	4.2%
TotalEnergies SE	3.0%
Banco Santander SA	2.2%
Toronto-Dominion Bank	1.4%
Barrick Mining Corp.	1.3%
Toyota Motor Corp.	1.3%
Zurich Insurance Group AG	1.2%
Engie SA	1.2%
BASF SE	1.1%
Bank of Montreal	1.1%

Top Countries (% of Total Investments) †
Japan	21.2%
United Kingdom	13.4%
Canada	12.3%
France	10.1%
Switzerland	8.2%
Germany	8.2%
Australia	5.9%
Netherlands	4.1%
Spain	3.7%
Sweden	2.2%
[6]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The Emerging Markets Small Cap Series
Shareholder Report [Line Items]
Fund Name	The Emerging Markets Small Cap Series
Class Name	The Emerging Markets Small Cap Series
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Emerging Markets Small Cap Series (the “Series”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Emerging Markets Small Cap Series	$14	0.26%[1]
[7]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[7]
Net Assets	$ 3,898,009,308
Holdings Count | $ / shares	4,711
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of April 30, 2026)

Net Assets	$3,898,009,308
Number of Holdings	4,711
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE Series INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Macronix International Co. Ltd.	0.6%
3SBio, Inc.	0.4%
Grupa Kety SA	0.4%
Kingboard Laminates Holdings Ltd.	0.4%
China Gold International Resources Corp. Ltd.	0.4%
GDS Holdings Ltd. A	0.4%
Industrias CH SAB de CV	0.4%
Li Ning Co. Ltd.	0.4%
Harmony Gold Mining Co. Ltd.	0.4%
ADATA Technology Co. Ltd.	0.3%

Top Countries (% of Total Investments) †
China	26.8%
Taiwan	21.0%
India	16.2%
South Korea	12.9%
Brazil	3.5%
South Africa	2.9%
Mexico	2.9%
Saudi Arabia	2.3%
Poland	1.8%
Malaysia	1.4%
[8]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The Japanese Small Company Series
Shareholder Report [Line Items]
Fund Name	The Japanese Small Company Series
Class Name	The Japanese Small Company Series
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Japanese Small Company Series (the “Series”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Japanese Small Company Series	$6	0.11%[1]
[9]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[9]
Net Assets	$ 3,742,274,568
Holdings Count | $ / shares	1,583
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of April 30, 2026)

Net Assets	$3,742,274,568
Number of Holdings	1,583
Portfolio Turnover Rate	12%

Holdings [Text Block]
WHAT DID THE Series INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Meiko Electronics Co. Ltd.	0.7%
Taiyo Yuden Co. Ltd.	0.6%
SUMCO Corp.	0.5%
Mitsubishi Materials Corp.	0.5%
Nippon Electric Glass Co. Ltd.	0.5%
Nikkon Holdings Co. Ltd.	0.5%
GS Yuasa Corp.	0.5%
JGC Holdings Corp.	0.5%
EXEO Group, Inc.	0.5%
Penta-Ocean Construction Co. Ltd.	0.5%

Sector Allocation (% of Total Investments) †
Industrials	30.2%
Consumer Discretionary	15.1%
Information Technology	13.4%
Materials	13.0%
Financials	11.7%
Consumer Staples	7.4%
Health Care	3.3%
Communication Services	2.2%
Utilities	1.4%
Real Estate	1.3%
Energy	1.0%
[10]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The United Kingdom Small Company Series
Shareholder Report [Line Items]
Fund Name	The United Kingdom Small Company Series
Class Name	The United Kingdom Small Company Series
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The United Kingdom Small Company Series (the “Series”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The United Kingdom Small Company Series	$6	0.11%[1]
[11]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[11]
Net Assets	$ 1,764,921,124
Holdings Count | $ / shares	295
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of April 30, 2026)

Net Assets	$1,764,921,124
Number of Holdings	295
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE Series INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Lion Finance Group PLC	2.2%
IG Group Holdings PLC	2.0%
Games Workshop Group PLC	2.0%
Beazley PLC	1.9%
Hiscox Ltd.	1.9%
Plus500 Ltd.	1.8%
Babcock International Group PLC	1.6%
Aberdeen Group PLC	1.5%
Balfour Beatty PLC	1.5%
Howden Joinery Group PLC	1.5%

Sector Allocation (% of Total Investments) †
Financials	24.4%
Industrials	22.9%
Consumer Discretionary	20.9%
Materials	9.0%
Communication Services	5.3%
Consumer Staples	4.1%
Energy	3.9%
Information Technology	3.2%
Health Care	2.5%
Utilities	2.5%
Real Estate	1.3%
[12]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The Continental Small Company Series
Shareholder Report [Line Items]
Fund Name	The Continental Small Company Series
Class Name	The Continental Small Company Series
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Continental Small Company Series (the “Series”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Continental Small Company Series	$6	0.11%[1]
[13]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[13]
Net Assets	$ 6,615,555,511
Holdings Count | $ / shares	1,174
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of April 30, 2026)

Net Assets	$6,615,555,511
Number of Holdings	1,174
Portfolio Turnover Rate	10%

Holdings [Text Block]
WHAT DID THE Series INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
BAWAG Group AG	1.2%
PSP Swiss Property AG	0.9%
Swiss Prime Site AG	0.9%
Rexel SA	0.8%
Helvetia Baloise Holding AG	0.8%
Ackermans & van Haaren NV	0.8%
Orion OYJ B	0.7%
Belimo Holding AG	0.7%
Ringkjoebing Landbobank AS	0.7%
Gaztransport Et Technigaz SA	0.7%

Top Countries (% of Total Investments) †
Switzerland	19.2%
Germany	15.8%
France	13.1%
Italy	9.1%
Sweden	6.0%
Denmark	6.0%
Finland	5.9%
Spain	5.7%
Netherlands	5.2%
Austria	4.1%
[14]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The Asia Pacific Small Company Series
Shareholder Report [Line Items]
Fund Name	The Asia Pacific Small Company Series
Class Name	The Asia Pacific Small Company Series
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Asia Pacific Small Company Series (the “Series”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Asia Pacific Small Company Series	$6	0.12%[1]
[15]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[15]
Net Assets	$ 1,742,624,583
Holdings Count | $ / shares	661
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of April 30, 2026)

Net Assets	$1,742,624,583
Number of Holdings	661
Portfolio Turnover Rate	13%

Holdings [Text Block]
WHAT DID THE Series INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
ASMPT Ltd.	1.7%
Dyno Nobel Ltd.	1.3%
Regis Resources Ltd.	1.3%
Downer EDI Ltd.	1.2%
Paladin Energy Ltd.	1.1%
Vault Minerals Ltd.	1.1%
Seatrium Ltd.	1.1%
Ventia Services Group Pty. Ltd.	1.1%
Cleanaway Waste Management Ltd.	1.1%
Bank of Queensland Ltd.	1.0%

Top Countries (% of Total Investments) †
Australia	64.1%
Hong Kong	18.9%
Singapore	14.6%
New Zealand	2.4%
[16]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The Canadian Small Company Series
Shareholder Report [Line Items]
Fund Name	The Canadian Small Company Series
Class Name	The Canadian Small Company Series
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Canadian Small Company Series (the “Series”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Series at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Series COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Series Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Canadian Small Company Series	$6	0.11%[1]
[17]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[17]
Net Assets	$ 2,337,755,121
Holdings Count | $ / shares	323
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Series STATISTICS (as of April 30, 2026)

Net Assets	$2,337,755,121
Number of Holdings	323
Portfolio Turnover Rate	13%

Holdings [Text Block]
WHAT DID THE Series INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Celestica, Inc.	3.6%
Finning International, Inc.	2.3%
Aritzia, Inc.	2.0%
OceanaGold Corp.	1.7%
IAMGOLD Corp.	1.6%
Toromont Industries Ltd.	1.5%
DPM Metals, Inc.	1.5%
Capital Power Corp.	1.5%
Hudbay Minerals, Inc.	1.3%
Lundin Gold, Inc.	1.3%

Sector Allocation (% of Total Investments) †
Materials	30.7%
Energy	20.6%
Industrials	14.5%
Utilities	8.0%
Information Technology	6.7%
Consumer Discretionary	6.2%
Financials	6.1%
Consumer Staples	2.7%
Health Care	1.7%
Communication Services	1.4%
Real Estate	1.4%
[18]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
The DFA Short Term Investment Fund
Shareholder Report [Line Items]
Fund Name	The DFA Short Term Investment Fund
Class Name	The DFA Short Term Investment Fund
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The DFA Short Term Investment Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The DFA Short Term Investment Fund	$3	0.06%[1]
[19]
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[19]
Net Assets	$ 23,252,307,014
Holdings Count | $ / shares	173
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$23,252,307,014
Number of Holdings	173
Portfolio Turnover Rate	94%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Security Type (% of Total Investments) †
Commercial Paper	55.2%
Yankee Certificate of Deposit	19.5%
U.S. Treasury Obligation	12.0%
Repurchase Agreement	9.6%
U.S. Government Agency Obligation	3.7%

Stated Maturity Allocation (% of Total Investments)
Less than 1 Year	97.4%
1 to 3 Years	2.6%
[20]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center

[1]
1	Annualized

[2]
†	Excludes money market funds and collateral for loaned securities, if any.

[3]
1	Annualized

[4]
†	Excludes money market funds and collateral for loaned securities, if any.

[5]
1	Annualized

[6]
†	Excludes money market funds and collateral for loaned securities, if any.

[7]
1	Annualized

[8]
†	Excludes money market funds and collateral for loaned securities, if any.

[9]
1	Annualized

[10]
†	Excludes money market funds and collateral for loaned securities, if any.

[11]
1	Annualized

[12]
†	Excludes money market funds and collateral for loaned securities, if any.

[13]
1	Annualized

[14]
†	Excludes money market funds and collateral for loaned securities, if any.

[15]
1	Annualized

[16]
†	Excludes money market funds and collateral for loaned securities, if any.

[17]
1	Annualized

[18]
†	Excludes money market funds and collateral for loaned securities, if any.

[19]
1	Annualized

[20]
†	Excludes money market funds, if any.